UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
 811-22690

Tortoise Energy Independence Fund, Inc.
(Exact Name of Registrant as specified in charter)

6363 College Boulevard, Suite 100A, Overland Park, KS 66211
(Address of Principal Executive Offices) (Zip code)

P. Bradley Adams
6363 College Boulevard, Suite 100A, Overland Park, KS 662111
(Name and Address of Agent For Service)
Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record

Vote Summary

EQT CORPORATION

Security	26884L109			Meeting Type	Special

Ticker Symbol	EQT			Meeting Date	23-Jul-2020

ISIN	US26884L1098

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
Approve an amendment to the Restated Articles of

Incorporation of EQT Corporation to increase the
authorized number of shares of common stock from
320,000,000 shares to 640,000,000 shares (the
"Amendment Proposal").

Management
2.				For	For
Approve one or more adjournments of this special

meeting, if necessary or appropriate, to permit solicitation of additional votes if there are not sufficient votes to
approve the Amendment Proposal.

PIONEER NATURAL RESOURCES COMPANY

Security	723787107			Meeting Type	Special

Ticker Symbol	PXD			Meeting Date	12-Jan-2021

ISIN	US7237871071

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
TO VOTE ON A PROPOSAL TO APPROVE THE

ISSUANCE OF SHARES OF PIONEER COMMON
STOCK, PAR VALUE $0.01 PER SHARE ("PIONEER
COMMON STOCK"), PURSUANT TO THE TERMS OF
THE AGREEMENT AND PLAN OF MERGER, DATED
AS OF OCTOBER 20, 2020 ("MERGER AGREEMENT"),
BY AND AMONG PIONEER, PARSLEY ENERGY, INC.
("PARSLEY") AND CERTAIN SUBSIDIARIES OF
PIONEER AND PARSLEY, AND OTHER SHARES OF
PIONEER COMMON STOCK RESERVED FOR
ISSUANCE IN CONNECTION WITH THE
TRANSACTIONS CONTEMPLATED BY THE MERGER

AGREEMENT (THE "STOCK ISSUANCE" AND THE
"PIONEER STOCK ISSUANCE PROPOSAL").

PARSLEY ENERGY, INC.

Security	701877102			Meeting Type	Special

Ticker Symbol	PE			Meeting Date	12-Jan-2021

ISIN	US7018771029

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
To approve and adopt the Agreement and Plan of

Merger, dated as of October 20, 2020 (as may be
amended from time to time), by and among Parsley
Energy, Inc. ("Parsley"), Pioneer Natural Resources
Company ("Pioneer") and certain subsidiaries of Parsley
and Pioneer and the transactions contemplated thereby.

Management
2.				For	For
To approve, on a non-binding advisory basis, the

compensation that may be paid or become payable to
Parsley's named executive officers that is based on or
otherwise relates to the mergers.

CONCHO RESOURCES INC.

Security	20605P101			Meeting Type	Special

Ticker Symbol	CXO			Meeting Date	15-Jan-2021

ISIN	US20605P1012

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
To adopt the Agreement and Plan of Merger, dated

October 18, 2020 (as it may be amended from time to
time, the "Merger Agreement"), by and among Concho
Resources Inc., ConocoPhillips and Falcon Merger Sub
Corp.

Management
2.				For	For
To approve, by non-binding vote, certain compensation

that may be paid or become payable to Concho
Resources Inc.'s named executive officers that is based
on, or otherwise relates to, the merger contemplated by
the Merger Agreement.

CONOCOPHILLIPS

Security	20825C104			Meeting Type	Special

Ticker Symbol	COP			Meeting Date	15-Jan-2021

ISIN	US20825C1045

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
To approve the issuance of shares of common stock, par

value $0.01 per share, of ConocoPhillips to the
stockholders of Concho Resources Inc. ("Concho") in
connection with the merger contemplated by the
Agreement and Plan of Merger, dated as of October 18,
2020 (as it may be amended from time to time), among
ConocoPhillips, Falcon Merger Sub Corp. and Concho.

EQT CORPORATION

Security	26884L109			Meeting Type	Annual

Ticker Symbol	EQT			Meeting Date	21-Apr-2021

ISIN	US26884L1098

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director for a Term Expiring in 2022: Lydia I.

Beebe

Management
1B.				For	For
Election of Director for a Term Expiring in 2022: Philip G.

Behrman, Ph.D.

1C.			Management	For	For
Election of Director for a Term Expiring in 2022: Lee M.

Canaan

1D.			Management	For	For
Election of Director for a Term Expiring in 2022: Janet L.

Carrig

Management
1E.				For	For
Election of Director for a Term Expiring in 2022: Kathryn

J. Jackson, Ph.D.

			Management	For
1F.	Election of Director for a Term Expiring in 2022: John F.				For

McCartney

1G.			Management	For	For
Election of Director for a Term Expiring in 2022: James T.

McManus II

Management
1H.				For	For
Election of Director for a Term Expiring in 2022: Anita M.

Powers

Management
1I.				For	For
Election of Director for a Term Expiring in 2022: Daniel J.

Rice IV

1J.			Management	For	For
Election of Director for a Term Expiring in 2022: Toby Z.

Rice

Management
1K.				For	For
Election of Director for a Term Expiring in 2022: Stephen

A. Thorington

Management
1L.				For	For
Election of Director for a Term Expiring in 2022: Hallie A.

Vanderhider

2.			Management	For	For
Approve a non-binding resolution regarding the

compensation of EQT Corporation's named executive

officers for 2020 (say-on-pay).

3.			Management	For	For
Ratify the appointment of Ernst & Young LLP as EQT

Corporation's independent registered public accounting

firm for 2021.

MAGELLAN MIDSTREAM PARTNERS,L.P.

Security	559080106			Meeting Type	Annual

Ticker Symbol	MMP			Meeting Date	22-Apr-2021

ISIN	US5590801065

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
Election of Directors:

	1	Robert G. Croyle		For	For

	2	Stacy P. Methvin		For	For

	3	Barry R. Pearl		For	For

Management
2.				For	For
Amendment of Long-Term Incentive Plan.

Management
3.				For	For
Advisory Resolution to Approve Executive

Compensation.

Management
4.				For	For
Ratification of Appointment of Independent Registered

Public Accounting Firm for 2021.

THE WILLIAMS COMPANIES, INC.

Security	969457100			Meeting Type	Annual

Ticker Symbol	WMB			Meeting Date	27-Apr-2021

ISIN	US9694571004

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director: Alan S. Armstrong

Management
1B.				For	For
Election of Director: Stephen W. Bergstrom

Management
1C.				For	For
Election of Director: Nancy K. Buese

Management
1D.				For	For
Election of Director: Stephen I. Chazen

Management
1E.				For	For
Election of Director: Charles I. Cogut

Management
1F.				For	For
Election of Director: Michael A. Creel

Management
1G.				For	For
Election of Director: Stacey H. Doré

Management
1H.				For	For
Election of Director: Vicki L. Fuller

Management
1I.				For	For
Election of Director: Peter A. Ragauss

Management
1J.				For	For
Election of Director: Rose M. Robeson

Management
1K.				For	For
Election of Director: Scott D. Sheffield

Management
1L.				For	For
Election of Director: Murray D. Smith

Management
1M.				For	For
Election of Director: William H. Spence

Management
2.				For	For
Approval, by nonbinding advisory vote, of the Company's

executive compensation.

Management
3.				For	For
Ratification of Ernst & Young LLP as independent

auditors for 2021.

STAR PEAK ENERGY TRANSITION CORP.

Security	855185104			Meeting Type	Special

Ticker Symbol	STPK			Meeting Date	27-Apr-2021

ISIN	US8551851046

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
The Business Combination Proposal - To consider and

vote upon a proposal to approve the Agreement and Plan
of Merger, dated as of December 3, 2020 (as it may be
amended and/or restated from time to time, the "Merger
Agreement"), by and among Stem, Inc., a Delaware
corporation ("Stem" or the "Company"), STPK and STPK
Merger Sub Corp., a Delaware corporation ("Merger
Sub") and the transactions contemplated thereby,
pursuant to which Merger Sub will merge with and into
Stem with Stem surviving the merger as a wholly owned
subsidiary of STPK (the "Merger").

2.			Management	For	For
The Charter Proposal - To increase the number of

authorized shares of New Stem (as defined in the

accompanying Proxy Statement/Consent Solicitation
Statement/Prospectus) common stock from 400,000,000
to 500,000,000 and to authorize the issuance of up to
1,000,000 shares of New Stem preferred stock.

3.			Management	For	For
The Charter Proposal - To eliminate the Class B

Common Stock classification and provide for a single

class of common stock.

Management
4.				For	For
The Charter Proposal - To provide that the number of

authorized shares of common stock or preferred stock
may be increased or decreased by the affirmative vote of
the holders of at least a majority of the voting power of
the stock outstanding and entitled to vote thereon
irrespective of the provisions of Section 242(b)(2) of the
Delaware General Corporation Law.

Management
5.				For	For
The Charter Proposal - To provide that any director, or

the entire board, may be removed from office at any time,
but only for cause and only by the affirmative vote of at
least 66 2/3% of the voting power of the stock
outstanding and entitled to vote thereon.

Management
6.				For	For
The Charter Proposal - To provide that amendments to

STPK's waiver of corporate opportunities will be
prospective only and provide certain other clarificatory
amendments to the waiver of corporate opportunities
provision.

7.			Management	For	For
The Charter Proposal - To provide that the vote of 66

2/3% of the voting power of the stock outstanding and

entitled to vote thereon, voting together as a single class, shall be required to adopt, amend or repeal the bylaws or

any provision of the Proposed Charter inconsistent with
Section 5.2 of Article V (classification of the board of
directors), Article VI (Stockholder Action), Article VIII
(Amendment), Article IX (Liability of Directors), Article X
(Corporate Opportunity) or Article XI (Forum for
Adjudication of Disputes).

			Management	For
8.	The Charter Proposal - Conditioned upon the approval of				For

Proposals No. 2 through 7 on the reverse side, a

proposal to approve the Proposed Charter, which
includes the approval of all other changes in the
Proposed Charter in connection with replacing the
Existing Charter with the Proposed Charter, including
changing STPK's name from "Star Peak Energy
Transition Corp." to "Stem, Inc." as of the closing of the
merger.

Management
9.	The NYSE Proposal - To consider and vote upon a			For	For

proposal to approve, for purposes of complying with
applicable listing rules of the New York Stock Exchange:
(i) the issuance of shares of New Stem Common Stock
immediately following the consummation of the merger
pursuant to the PIPE Agreements (as defined in the
accompanying Proxy Statement/Consent Solicitation
Statement/Prospectus); (ii) the issuance of shares of New
Stem Common Stock pursuant to the Merger Agreement;
and (iii) the ... (due to space limits, see proxy statement
for full proposal).

Management
10.				Against	Against
The Incentive Plan Proposal - To consider and vote upon

a proposal to approve and adopt the Incentive Plan (as
defined in the accompanying Proxy Statement/Consent
Solicitation Statement/Prospectus).

			Management	For
11.	The Adjournment Proposal - To consider and vote upon a				For

proposal to adjourn the STPK Special Meeting to a later

date or dates, if necessary, to permit further solicitation
and vote of proxies if, based upon the tabulated vote at
the time of the STPK Special Meeting, there are not
sufficient votes to approve the Business Combination
Proposal, the Charter Proposals, the NYSE Proposal or
the Incentive Plan Proposal, or holders of STPK's Class
A Common Stock have elected to redeem an amount of
Class ...(due to space limits, see proxy statement for full
proposal).

CABOT OIL & GAS CORPORATION

Security	127097103			Meeting Type	Annual

Ticker Symbol	COG			Meeting Date	29-Apr-2021

ISIN	US1270971039

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
Election of Directors:

	1	Dorothy M. Ables		For	For

	2	Rhys J. Best		For	For

	3	Robert S. Boswell		For	For

	4	Amanda M. Brock		For	For

	5	Peter B. Delaney		For	For

	6	Dan O. Dinges		For	For

	7	W. Matt Ralls		For	For

	8	Marcus A. Watts		For	For

Management
2.				For	For
To ratify the appointment of the firm

PricewaterhouseCoopers LLP as the independent
registered public accounting firm for the Company for its
2021 fiscal year.

Management
3.				For	For
To approve, by non-binding advisory vote, the

compensation of our named executive officers.

EOG RESOURCES, INC.

Security	26875P101			Meeting Type	Annual

Ticker Symbol	EOG			Meeting Date	29-Apr-2021

ISIN	US26875P1012

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director to hold office until the 2022 annual

meeting: Janet F. Clark

Management
1B.				For	For
Election of Director to hold office until the 2022 annual

meeting: Charles R. Crisp

1C.			Management	For	For
Election of Director to hold office until the 2022 annual

meeting: Robert P. Daniels

1D.			Management	For	For
Election of Director to hold office until the 2022 annual

meeting: James C. Day

Management
1E.				For	For
Election of Director to hold office until the 2022 annual

meeting: C. Christopher Gaut

			Management	For
1F.	Election of Director to hold office until the 2022 annual				For

meeting: Michael T. Kerr

1G.			Management	For	For
Election of Director to hold office until the 2022 annual

meeting: Julie J. Robertson

Management
1H.				For	For
Election of Director to hold office until the 2022 annual

meeting: Donald F. Textor

Management
1I.				For	For
Election of Director to hold office until the 2022 annual

meeting: William R. Thomas

2.			Management	For	For
To ratify the appointment by the Audit Committee of the

Board of Directors of Deloitte & Touche LLP, independent

registered public accounting firm, as auditors for the
Company for the year ending December 31, 2021.

3.			Management	For	For
To approve the EOG Resources, Inc. 2021 Omnibus

Equity Compensation Plan.

Management
4.				For	For
To approve, by non-binding vote, the compensation of

the Company's named executive officers.

CLEARWAY ENERGY, INC.

Security	18539C204			Meeting Type	Annual

Ticker Symbol	CWEN			Meeting Date	29-Apr-2021

ISIN	US18539C2044

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
Election of Directors:

	1	Jonathan Bram		For	For

	2	Nathaniel Anschuetz		For	For

	3	Brian R. Ford		For	For

	4	Bruce MacLennan		For	For

	5	Ferrell P. McClean		For	For

	6	Daniel B. More		For	For

	7	E. Stanley O'Neal		For	For

	8	Christopher S. Sotos		For	For

	9	Scott Stanley		For	For

Management
2.				For	For
To approve, on a non-binding advisory basis, Clearway

Energy, Inc.'s executive compensation.

Management
3.				For	For
To approve the amendment and restatement of the

Amended and Restated 2013 Equity Incentive Plan to
increase the number of shares of common stock
available for issuance under the plan and to make certain
additional changes.

Management
4.	To ratify the appointment of Ernst & Young LLP as			For	For

Clearway Energy, Inc.'s independent registered public
accounting firm for the 2021 fiscal year.

ENBRIDGE INC.

Security	29250N105			Meeting Type	Annual

Ticker Symbol	ENB			Meeting Date	05-May-2021

ISIN	CA29250N1050

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1
Election of Directors:

	1				For
		Pamela L. Carter		For

	2				For
		Marcel R. Coutu		For

	3				For
		Susan M. Cunningham		For

	4				For
		Gregory L. Ebel		For

	5				For
		J. Herb England		For

	6				For
		Gregory J. Goff		For

	7				For
		V. Maureen K. Darkes		For

	8				For
		Teresa S. Madden		For

	9				For
		Al Monaco		For

	10				For
		Stephen S. Poloz		For

	11				For
		Dan C. Tutcher		For

Management
2				For	For
Appoint the auditors Appoint PricewaterhouseCoopers

LLP as auditors of Enbridge and authorize the directors
to set their remuneration

			Management	For
3	Advisory vote on executive compensation Accept				For

Enbridge's approach to executive compensation, as

disclosed in the Management Information Circular

TC ENERGY CORPORATION

Security	87807B107			Meeting Type	Annual

Ticker Symbol	TRP			Meeting Date	07-May-2021

ISIN	CA87807B1076

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
01
Election of Directors:

	1				For
		Stéphan Crétier		For

	2				For
		Michael R. Culbert		For

	3				For
		Susan C. Jones		For

	4				For
		Randy Limbacher		For

	5				For
		John E. Lowe		For

	6				For
		David MacNaughton		For

	7				For
		François L. Poirier		For

	8				For
		Una Power		For

	9				For
		Mary Pat Salomone		For

	10				For
		Indira V. Samarasekera		For

	11				For
		D. Michael G. Stewart		For

	12				For
		Siim A. Vanaselja		For

	13				For
		Thierry Vandal		For

Management
02				For	For
Resolution to appoint KPMG LLP, Chartered Professional

Accountants as auditors and authorize the directors to fix
their remuneration.

			Management	For
03	Resolution to accept TC Energy's approach to executive				For

compensation, as described in the Management

information circular.

4			Management	For	For
Resolution to approve amendments to TC Energy's By-

law Number 1, as described in the Management

information circular.

CONOCOPHILLIPS

Security	20825C104			Meeting Type	Annual

Ticker Symbol	COP			Meeting Date	11-May-2021

ISIN	US20825C1045

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
ELECTION OF DIRECTOR: Charles E. Bunch

Management
1B.				For	For
ELECTION OF DIRECTOR: Caroline Maury Devine

Management
1C.				For	For
ELECTION OF DIRECTOR: John V. Faraci

Management
1D.				For	For
ELECTION OF DIRECTOR: Jody Freeman

Management
1E.				For	For
ELECTION OF DIRECTOR: Gay Huey Evans

Management
1F.				For	For
ELECTION OF DIRECTOR: Jeffrey A. Joerres

Management
1G.				For	For
ELECTION OF DIRECTOR: Ryan M. Lance

Management
1H.				For	For
ELECTION OF DIRECTOR: Timothy A. Leach

Management
1I.				For	For
ELECTION OF DIRECTOR: William H. McRaven

Management
1J.				For	For
ELECTION OF DIRECTOR: Sharmila Mulligan

Management
1K.				For	For
ELECTION OF DIRECTOR: Eric D. Mullins

Management
1L.				For	For
ELECTION OF DIRECTOR: Arjun N. Murti

Management
1M.				For	For
ELECTION OF DIRECTOR: Robert A. Niblock

Management
1N.				For	For
ELECTION OF DIRECTOR: David T. Seaton

Management
1O.				For	For
ELECTION OF DIRECTOR: R.A. Walker

Management
2.				For	For
Proposal to ratify appointment of Ernst & Young LLP as

ConocoPhillips' independent registered public accounting
firm for 2021.

Management
3.				For	For
Advisory Approval of Executive Compensation.

Management
4.				For	For
Simple Majority Vote Standard.

Shareholder
5.				Against	For
Emission Reduction Targets.

KINDER MORGAN, INC.

Security	49456B101			Meeting Type	Annual

Ticker Symbol	KMI			Meeting Date	12-May-2021

ISIN	US49456B1017

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director for a one year term expiring in 2022:

Richard D. Kinder

Management
1B.				For	For
Election of Director for a one year term expiring in 2022:

Steven J. Kean

1C.			Management	For	For
Election of Director for a one year term expiring in 2022:

Kimberly A. Dang

1D.			Management	For	For
Election of Director for a one year term expiring in 2022:

Ted A. Gardner

Management
1E.				For	For
Election of Director for a one year term expiring in 2022:

Anthony W. Hall, Jr.

			Management	For
1F.	Election of Director for a one year term expiring in 2022:				For

Gary L. Hultquist

1G.			Management	For	For
Election of Director for a one year term expiring in 2022:

Ronald L. Kuehn, Jr.

Management
1H.				For	For
Election of Director for a one year term expiring in 2022:

Deborah A. Macdonald

Management
1I.				For	For
Election of Director for a one year term expiring in 2022:

Michael C. Morgan

1J.			Management	For	For
Election of Director for a one year term expiring in 2022:

Arthur C. Reichstetter

Management
1K.				For	For
Election of Director for a one year term expiring in 2022:

C. Park Shaper

Management
1L.				For	For
Election of Director for a one year term expiring in 2022:

William A. Smith

1M.			Management	For	For
Election of Director for a one year term expiring in 2022:

Joel V. Staff

1N.			Management	For	For
Election of Director for a one year term expiring in 2022:

Robert F. Vagt

Management
1O.				For	For
Election of Director for a one year term expiring in 2022:

Perry M. Waughtal

Management
2.	Approval of the Kinder Morgan, Inc. 2021 Amended and			For	For
Restated Stock Incentive Plan.

3.			Management	For	For
Ratification of the selection of PricewaterhouseCoopers

LLP as our independent registered public accounting firm

for 2021.

4.			Management	For	For
Approval, on an advisory basis, of the compensation of

our named executive officers.

BP P.L.C.

Security	055622104			Meeting Type	Annual

Ticker Symbol	BP			Meeting Date	12-May-2021

ISIN	US0556221044

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
To receive the annual report and accounts.

Management
2.				For	For
To approve the directors' remuneration report.

Management
3A.				For	For
To elect Mr. M. Auchincloss as a director.

Management
3B.				For	For
To elect Mr. T. Morzaria as a director.

Management
3C.				For	For
To elect Mrs. K. Richardson as a director.

Management
3D.				For	For
To elect Dr. J. Teyssen as a director.

Management
3E.				For	For
To re-elect Mr. B. Looney as a director.

Management
3F.				For	For
To re-elect Miss P. Daley as a director.

Management
3G.				For	For
To re-elect Mr. H. Lund as a director.

Management
3H.				For	For
To re-elect Mrs. M. B. Meyer as a director.

Management
3I.				For	For
To re-elect Mrs. P. R. Reynolds as a director.

Management
3J.				For	For
To re-elect Sir J. Sawers as a director.

Management
4.				For	For
To reappoint Deloitte LLP as auditor.

Management
5.				For	For
To authorize the audit committee to fix the auditor's

remuneration.

Management
6.				For	For
To give limited authority to make political donations and

incur political expenditure.

7.			Management	For	For
Renewal of the Scrip Dividend Programme.

8.			Management	For	For
To give limited authority to allot shares up to a specified

amount.

9.			Management	For	For
Special resolution: to give authority to allot a limited

number of shares for cash free of pre-emption rights.

Management
10.				For	For
Special resolution: to give additional authority to allot a

limited number of shares for cash free of pre-emption
rights.

Management
11.	Special resolution: to give limited authority for the			For	For

purchase of its own shares by the company.

12.			Management	For	For
Special resolution: to authorize the calling of general

meetings (excluding annual general meetings) by notice

of at least 14 clear days.

13.			Shareholder	For	Against
Special resolution: Follow This shareholder resolution on

climate change targets.

CHENIERE ENERGY, INC.

Security	16411R208			Meeting Type	Annual

Ticker Symbol	LNG			Meeting Date	13-May-2021

ISIN	US16411R2085

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director: G. Andrea Botta

Management
1B.				For	For
Election of Director: Jack A. Fusco

Management
1C.				For	For
Election of Director: Vicky A. Bailey

Management
1D.				For	For
Election of Director: Nuno Brandolini

Management
1E.				For	For
Election of Director: David B. Kilpatrick

Management
1F.				For	For
Election of Director: Sean T. Klimczak

Management
1G.				For	For
Election of Director: Andrew Langham

Management
1H.				For	For
Election of Director: Donald F. Robillard, Jr

Management
1I.				For	For
Election of Director: Neal A. Shear

Management
1J.				For	For
Election of Director: Andrew J. Teno

Management
2.				For	For
Approve, on an advisory and non-binding basis, the

compensation of the Company's named executive
officers for 2020.

Management
3.				For	For
Ratification of the appointment of KPMG LLP as the

Company's independent registered public accounting firm
for 2021.

SEMPRA ENERGY

Security	816851109			Meeting Type	Annual

Ticker Symbol	SRE			Meeting Date	14-May-2021

ISIN	US8168511090

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director: Alan L. Boeckmann

Management
1B.				For	For
Election of Director: Andrés Conesa

Management
1C.				For	For
Election of Director: Maria Contreras-Sweet

Management
1D.				For	For
Election of Director: Pablo A. Ferrero

Management
1E.				For	For
Election of Director: William D. Jones

Management
1F.				For	For
Election of Director: Jeffrey W. Martin

Management
1G.				For	For
Election of Director: Bethany J. Mayer

Management
1H.				For	For
Election of Director: Michael N. Mears

Management
1I.				For	For
Election of Director: Jack T. Taylor

Management
1J.				For	For
Election of Director: Cynthia L. Walker

Management
1K.				For	For
Election of Director: Cynthia J. Warner

Management
1L.				For	For
Election of Director: James C. Yardley

Management
2.				For	For
Ratification of Appointment of Independent Registered

Public Accounting Firm.

Management
3.				For	For
Advisory Approval of Our Executive Compensation.

Shareholder
4.				Against	For
Shareholder Proposal Requesting an Amendment to Our

Proxy Access Bylaw to Eliminate the Shareholder
Nominating Group Limit.

5.			Shareholder	Against	For
Shareholder Proposal Requesting a Report on Alignment

of Our Lobbying Activities with the Paris Agreement.

ROYAL DUTCH SHELL PLC

Security	780259206			Meeting Type	Annual

Ticker Symbol	RDSA			Meeting Date	18-May-2021

ISIN	US7802592060

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.				For	For
Receipt of Annual Report & Accounts.

Management
2.				For	For
Approval of Directors' Remuneration Report.

Management
3.				For	For
Appointment of Jane Holl Lute as a Director of the

Company.

Management
4.				For	For
Reappointment of Ben van Beurden as a Director of the

Company.

5.			Management	For	For
Reappointment of Dick Boer as a Director of the

Company.

6.			Management	For	For
Reappointment of Neil Carson as a Director of the

Company.

Management
7.				For	For
Reappointment of Ann Godbehere as a Director of the

Company.

			Management	For
8.	Reappointment of Euleen Goh as a Director of the				For

Company.

9.			Management	For	For
Reappointment of Catherine Hughes as a Director of the

Company.

Management
10.				For	For
Reappointment of Martina Hund-Mejean as a Director of

the Company.

Management
11.				For	For
Reappointment of Sir Andrew Mackenzie as a Director of

the Company.

12.			Management	For	For
Reappointment of Abraham (Bram) Schot as a Director of

the Company.

Management
13.				For	For
Reappointment of Jessica Uhl as a Director of the

Company.

Management
14.				For	For
Reappointment of Gerrit Zalm as a Director of the

Company.

15.			Management	For	For
Reappointment of Auditors.

16.			Management	For	For
Remuneration of Auditors.

17.			Management	For	For
Authority to allot shares.

18.			Management	For	For
Disapplication of pre-emption rights.

19.			Management	For	For
Authority to purchase own shares.

20.			Management	For	For
Shell's Energy Transition Strategy.

21.			Shareholder	Against	For
Shareholder resolution.

PLAINS ALL AMERICAN PIPELINE, L.P.

Security	726503105			Meeting Type	Annual

Ticker Symbol	PAA			Meeting Date	19-May-2021

ISIN	US7265031051

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.
Election of Directors:

	1	Greg L. Armstrong		For	For

	2	John T. Raymond		For	For

	3	Bobby S. Shackouls		For	For

	4	Christopher M. Temple		For	For

Management
2.				For	For
Ratification of the appointment of

PricewaterhouseCoopers LLP as our independent
registered public accounting firm for 2021.

Management
3.				For	For
The approval, on a non-binding advisory basis, of our

named executive officer compensation.

4.			Management	For	For
The approval of the Plains All American 2021 Long-Term

Incentive Plan.

NEXTERA ENERGY, INC.

Security	65339F101			Meeting Type	Annual

Ticker Symbol	NEE			Meeting Date	20-May-2021

ISIN	US65339F1012

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director: Sherry S. Barrat

Management
1B.				For	For
Election of Director: James L. Camaren

Management
1C.				For	For
Election of Director: Kenneth B. Dunn

Management
1D.				For	For
Election of Director: Naren K. Gursahaney

Management
1E.				For	For
Election of Director: Kirk S. Hachigian

Management
1F.				For	For
Election of Director: Amy B. Lane

Management
1G.				For	For
Election of Director: David L. Porges

Management
1H.				For	For
Election of Director: James L. Robo

Management
1I.				For	For
Election of Director: Rudy E. Schupp

Management
1J.				For	For
Election of Director: John L. Skolds

Management
1K.				For	For
Election of Director: Lynn M. Utter

Management
1L.				For	For
Election of Director: Darryl L. Wilson

Management
2.				For	For
Ratification of appointment of Deloitte & Touche LLP as

NextEra Energy's independent registered public
accounting firm for 2021.

Management
3.				Abstain	Against
Approval, by non-binding advisory vote, of NextEra

Energy's compensation of its named executive officers as
disclosed in the proxy statement.

Management
4.	Approval of the NextEra Energy, Inc. 2021 Long Term			For	For
Incentive Plan.

5.			Shareholder	For	Against
A proposal entitled "Right to Act by Written Consent" to

request action by written consent of shareholders.

CHEVRON CORPORATION

Security	166764100			Meeting Type	Annual

Ticker Symbol	CVX			Meeting Date	26-May-2021

ISIN	US1667641005

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				Against	Against
Election of Director: Wanda M. Austin

Management
1B.				Against	Against
Election of Director: John B. Frank

Management
1C.				Against	Against
Election of Director: Alice P. Gast

Management
1D.				Against	Against
Election of Director: Enrique Hernandez, Jr.

Management
1E.				Against	Against
Election of Director: Marillyn A. Hewson

Management
1F.				Against	Against
Election of Director: Jon M. Huntsman Jr.

Management
1G.				Against	Against
Election of Director: Charles W. Moorman IV

Management
1H.				Against	Against
Election of Director: Dambisa F. Moyo

Management
1I.				Against	Against
Election of Director: Debra Reed-Klages

Management
1J.				Against	Against
Election of Director: Ronald D. Sugar

Management
1K.				Against	Against
Election of Director: D. James Umpleby III

Management
1L.				Against	Against
Election of Director: Michael K. Wirth

Management
2.				For	For
Ratification of Appointment of PricewaterhouseCoopers

LLP as Independent Registered Public Accounting Firm.

Management
3.				For	For
Advisory Vote to Approve Named Executive Officer

Compensation.

4.			Shareholder	For	Against
Reduce Scope 3 Emissions.

5.			Shareholder	For	Against
Report on Impacts of Net Zero 2050 Scenario.

6.			Shareholder	Against	For
Shift to Public Benefit Corporation.

7.			Shareholder	For	Against
Report on Lobbying.

8.			Shareholder	For	Against
Independent Chair.

9.			Shareholder	Against	For
Special Meetings.

PIONEER NATURAL RESOURCES COMPANY

Security	723787107			Meeting Type	Annual

Ticker Symbol	PXD			Meeting Date	27-May-2021

ISIN	US7237871071

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1A.				For	For
Election of Director: A.R. Alameddine

Management
1B.				For	For
Election of Director: Edison C. Buchanan

Management
1C.				For	For
Election of Director: Matt Gallagher

Management
1D.				For	For
Election of Director: Phillip A. Gobe

Management
1E.				For	For
Election of Director: Larry R. Grillot

Management
1F.				For	For
Election of Director: Stacy P. Methvin

Management
1G.				For	For
Election of Director: Royce W. Mitchell

Management
1H.				For	For
Election of Director: Frank A. Risch

Management
1I.				For	For
Election of Director: Scott D. Sheffield

Management
1J.				For	For
Election of Director: J. Kenneth Thompson

Management
1K.				For	For
Election of Director: Phoebe A. Wood

Management
1L.				For	For
Election of Director: Michael D. Wortley

Management
2.				For	For
RATIFICATION OF SELECTION OF ERNST & YOUNG

LLP AS THE COMPANY'S INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2021.

Management
3.				For	For
ADVISORY VOTE TO APPROVE NAMED EXECUTIVE

OFFICER COMPENSATION.

4.			Management	For	For
APPROVAL OF THE AMENDED AND RESTATED

EMPLOYEE STOCK PURCHASE PLAN.

DIAMONDBACK ENERGY, INC.

Security	25278X109			Meeting Type	Annual

Ticker Symbol	FANG			Meeting Date	03-Jun-2021

ISIN	US25278X1090

Proposed
Item	Proposal			Vote	For/Against
by
Management

Management
1.1				For	For
Election of Director: Steven E. West

Management
1.2				For	For
Election of Director: Travis D. Stice

Management
1.3				For	For
Election of Director: Vincent K. Brooks

Management
1.4				For	For
Election of Director: Michael P. Cross

Management
1.5				For	For
Election of Director: David L. Houston

Management
1.6				For	For
Election of Director: Stephanie K. Mains

Management
1.7				For	For
Election of Director: Mark L. Plaumann

Management
1.8				For	For
Election of Director: Melanie M. Trent

Management
2.				For	For
Proposal to approve, on an advisory basis, the

compensation paid to the Company's named executive
officers.

Management
3.				For	For
Proposal to approve an amendment to the Company's

amended and restated certificate of incorporation to
increase the total number of authorized shares of
common stock from 200,000,000 shares to 400,000,000
shares.

Management
4.				For	For
Proposal to approve the Company's 2021 Amended and

Restated Equity Incentive Plan.

5.			Management	For	For
Proposal to ratify the appointment of Grant Thornton LLP

as the Company's independent auditors for the fiscal year

ending December 31, 2021.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE PIPELINE & ENERGY FUND, INC.

Date: August 31 , 2021	By:	/s/ P. Bradley Adams P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer